Leases Disclosure of Current and Non-Current Lease Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Presentation of leases for lessee [abstract]
Lease liabilities	R 506	R 526
Additions	250	249
Modifications	11	15
Interest expense on lease liabilities	28	32
Lease payments made	(319)	(278)
Terminations	(10)	(6)
Translation	(30)	(32)
Lease liabilities	436	506
Current portion lease liabilities	(206)	(260)
Non-current portion of lease liabilities	R (230)	R (246)